Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,987,683.80
Total Fee Amount	2,484.10
Total Offset Amount	0.00
Net Fee	$ 2,484.10
Offering Table N/A
Offset Table N/A	N/A